Distribution of Interest Income by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Interest income	$ 1,306	$ 1,151	$ 986
Ireland
Segment Reporting Information [Line Items]
Interest income	102	284	355
Rest Of Europe
Segment Reporting Information [Line Items]
Interest income	1,151	798	501
United States
Segment Reporting Information [Line Items]
Interest income	4
Other
Segment Reporting Information [Line Items]
Interest income	$ 49	$ 69	$ 130